S000094759 [Member] Expense Example, No Redemption - First Sentier Global Listed Infrastructure Fund - Class I Shares	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	$ 1,351